Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 30,273	$ (1,140)	$ 3,345	$ (210,914)		$ (178,436)
Income (loss)for the period				373,939		373,939
Foreign currency translation gain (loss)			(3,256)			(3,256)
Ending balance, value at Dec. 31, 2019	30,273	(1,140)	89	163,025		192,247
Income (loss)for the period				(240,580)		(240,580)
Foreign currency translation gain (loss)			23,662			23,662
Ending balance, value at Dec. 31, 2020	30,273	(1,140)	23,751	(77,555)		(24,671)
Income (loss)for the period				(191,159)		(191,159)
Foreign currency translation gain (loss)			3,753			3,753
Ending balance, value at Jun. 30, 2021	30,273	(1,140)	27,504	(268,714)		(212,077)
Beginning balance, value at Dec. 31, 2021	30,273	(1,140)	33,455	(191,051)		(128,463)
Income (loss)for the period				(314,549)	(610)	(315,159)
Foreign currency translation gain (loss)			(11,223)			(11,223)
Ending balance, value at Jun. 30, 2022	$ 30,273	$ (1,140)	$ 22,232	$ (505,600)	$ (610)	$ (454,845)